Other Long-Term Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities
Other Long-Term Liabilities

Other long-term liabilities consisted of the following as of September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013
Single employer pension and postretirement obligations	$75.8	$109.2
Multiemployer pension plans—withdrawal liability	42.2	53.1
Tax-related liabilities	16.3	24.6
Employee-related liabilities	62.1	54.5
Restructuring reserve	6.6	8.5
Other	49.5	54.0
Total	$252.5	$303.9

Other Long-Term Liabilities

Other long-term liabilities consisted of the following as of December 31, 2013 and 2012:

	2013	2012
Single employer pension and postretirement obligations	$109.2	$288.3
MEPPs withdrawal liability	53.1	74.3
Tax-related liabilities	24.6	22.0
Employee-related liabilities	54.5	53.5
Restructuring reserve	8.5	—
Other	54.0	57.6
Total	$303.9	$495.7